Financial income and expenses (Tables)	3 Months Ended
Mar. 31, 2018
Financial income and expenses [Abstract]
Financial income
The following table sets forth our financial income and expenses for the three-month periods ended March 31, 2018 and 2017:

	For the three-month period ended March 31,
Financial income	2018	2017
	($ in thousands)
Interest income from loans and credits	119	131
Interest rates benefits derivatives: cash flow hedges	177	189
Total	296	320

Financial expenses
	For the three-month period ended March 31,
Financial expenses	2018	2017
Expenses due to interest:	($ in thousands)
- Loans from credit entities	(63,751)	(62,067)
- Other debts	(18,468)	(21,550)
Interest rates losses derivatives: cash flow hedges	(17,848)	(17,422)
Total	(100,067)	(101,039)

Other net financial income and expenses
The following table sets out ‘Other net financial income and expenses” for the three-month periods ended March 31, 2018, and 2017:

	For the three-month period ended March 31,
Other financial income / (expenses)	2018	2017
	($ in thousands)
Dividend from ACBH (Brazil)	-	10,383
Other financial income	2,171	2,596
Other financial losses	(3,831)	(8,701)
Total	(1,660)	4,278